Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 2,440,540	$ 313,698	$ 19,627,990	$ 63,610,681
Less: gain on discontinued operation				(56,150,372)
Net income from continuing operation	2,440,540	313,698	19,627,990	7,460,309
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	2,653,382	341,056	2,391,477	696,482
Amortization of operating lease right-of-use assets	2,859,872	367,598	2,455,945	567,166
Provision for expected credit losses	16,802,195	2,159,693	7,022,680	1,809,747
Impairment loss on goodwill			1,500,000
Changes in operating assets and liabilities
Contracts receivable	(11,509,902)	(1,479,441)	(12,899,645)	567,733
Contracts receivable – related parties				1,122,988
Contract assets	(32,110,701)	(4,127,392)	(44,557,145)	(10,520,475)
Retention receivables	(256,448)	(32,963)	333,868	2,091,931
Prepaid expenses and other receivables	(35,095,677)	(4,511,070)	184,146	2,138,551
Accounts payable	1,554,999	199,874	6,038,104	2,398,888
Accrued expenses	(4,517,741)	(580,694)	(6,520,805)	(6,313,224)
Contract liabilities	(5,410,013)	(695,383)	5,499,632	47,178,644
Tax payable	3,340,957	429,434	3,053,978	1,142,765
Operating lease liabilities	(3,106,080)	(399,244)	(2,866,653)	(567,166)
Net cash provided by (used in) operating activities – continuing operation	(62,354,617)	(8,014,834)	(18,736,428)	49,774,339
Net cash provided by (used in) operating activities	(62,354,617)	(8,014,834)	(18,736,428)	49,774,339
Cash flows from investing activities
Purchase of property and equipment	(3,915,836)	(503,327)	(517,697)	(473,772)
Acquisition of a subsidiary	(1,057,302)	(135,902)	(1,000,000)
Long-term investment	(1,176,541)	(151,228)	(10,508,784)
Loan to third parties	(2,600,000)	(334,195)	(800,000)
Net increase in cash from acquisitions of subsidiaries				3,135,319
Net cash provided by (used in) investing activities – continuing operation	(8,749,679)	(1,124,652)	(12,826,481)	2,661,547
Net cash from disposal of discontinuing operations				6,940,000
Net cash provided by (used in) investing activities	(8,749,679)	(1,124,652)	(12,826,481)	9,601,547
Cash flows from financing activities
Proceeds from bank borrowings	229,012,516	29,436,434	81,636,675	4,000,000
Repayment for bank borrowings	(191,506,139)	(24,615,501)	(59,191,113)	(1,527,779)
Proceeds from other loan	1,000,000	128,536
Repayment for other loan	(222,000)	(28,535)
Deferred offering costs	(1,730,666)	(222,454)	(1,075,920)	(4,034,754)
Proceeds from IPO, net	67,406,579	8,664,196
Advance to related parties	(12,607,377)	(1,620,506)	(17,406,158)	(19,854,120)
Repayment from related parties	524,016	67,355	5,436,308	6,066
Net cash (used in) provided by financing activities	91,876,929	11,809,525	9,399,792	(21,410,587)
Net (decrease) increase in cash and cash equivalents and restricted cash	20,772,633	2,670,039	(22,163,117)	37,965,299
Cash and cash equivalents and restricted cash at the beginning of the year	24,450,123	3,142,729	46,613,240	8,647,941
Cash and cash equivalents and restricted cash at the end of the year	45,222,756	5,812,768	24,450,123	46,613,240
Supplementary cash flow information
Interest received	849,735	109,222	195,319	9
Interest paid	(2,692,394)	(346,071)	(1,486,629)	(220,201)
Income tax paid	(3,090,542)	(397,247)	(2,752,034)	(827,021)
Supplemental schedule of non-cash investing and financing activities:
Constructive dividend				(1,088,580)
Initial recognition of operating lease liabilities related to right-of-use-assets				8,247,807
Cash and cash equivalents	20,396,353		6,390,861
Restricted cash	24,826,403		18,059,262
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 45,222,756		$ 24,450,123	$ 46,613,240